Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information

5.        Segment information

The following segment information is used by Company’s senior management (the “Chief Operating Decision Maker”) to assess the performance of the operating segments and to make decisions with regards to the allocation of resources. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. The Company evaluates the performance of its operating segments based on the measure of Earnings Before Interest Taxes, Depreciation and Amortization (“EBITDA”).

Reported segments

  Raízen: fuel distribution and marketing, primarily through a franchised network of service stations under the Shell brand throughout Brazil, petroleum refining, fuel retailer operation, convenience store business, the manufacture and sale of automotive and industrial lubricants, and the production and sale of liquefied petroleum gas throughout Argentina; in addition to the production and marketing of a variety of products derived from sugarcane, including raw sugar (Very High Polarization, or “VHP”), anhydrous and hydrated ethanol, activities related to energy cogeneration from sugarcane bagasse, and sale of electricity, comprising the purchase and sale of electricity to other traders. In addition, this segment has interests in companies involved in research and development of new technologies. Prior to the Raízen Reorganization the Company had two reportable segments; Raízen Combustíveis and Raízen Energia. In 2021, as a result of such reorganization the Company presents a single Raízen segment and has recast prior periods segment information;
  Gas and Power: its main activities are: (i) distribution of piped natural gas in part of the State of São Paulo to customers in the industrial, residential, commercial, automotive and cogeneration sectors; and (ii) the sale of electricity, comprising the purchase and sale of electricity to other traders, to consumers who have a free choice of supplier and to other agents permitted by law, (iii) other investments in the development process and corporate activities, including, Rota 4 and Edge II - Empresa de Geração de Energia S.A.;
  Moove: production and distribution of lubricants under the Mobil brand in Brazil, Argentina, Bolivia, Uruguay, Paraguay, the United States of America and Europe, as well as in the European and Asian markets under the “Comma” trademark and corporate activities;
  Logistics: logistics services for rail transportation, storage and port loading of commodities, mainly for grains and sugar, leasing of locomotives, wagons and another railroad equipment;
  Cosan Investments: management of agricultural properties, mining and logistics projects and investment in the Climate Tech Fund, a fund managed by Fifth Wall, specializing in technological innovation; and

Reconciliation

  Cosan Corporate: digital wallet platform and other investments, in addition to the corporate activities of the Company. The Cosan corporate segment includes the financing subsidiaries for the Cosan group.

Although, Raízen S.A. is a joint venture recorded under the equity method and is not proportionally consolidated, the chief operating decision maker continues to review the information by segment. The reconciliation of this segment is presented in the column “Deconsolidation effects”.

	December 31, 2021
	Reported Segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Investments	Cosan Corporate	Deconsolidated effects	Segment elimination
									Consolidated
Statement of profit or loss
Gross sales	188,825,984	15,711,939	7,697,074	7,944,312	32,695	9,002	(188,825,984)	(57,091)	31,337,931
Domestic market(i)	182,035,680	15,711,939	7,021,757	7,606,966	32,695	9,002	(182,035,680)	(57,091)	30,325,268
External market(i)	6,790,304	—	675,317	337,346	—	—	(6,790,304)	—	1,012,663
Net sales	175,047,270	12,330,209	6,112,457	7,439,632	31,502	8,292	(175,047,270)	(57,091)	25,865,001
Cost of sales	(163,367,574)	(9,755,425)	(4,808,643)	(5,352,040)	—	(5,231)	163,367,574	57,091	(19,864,248)
Gross profit	11,679,696	2,574,784	1,303,814	2,087,592	31,502	3,061	(11,679,696)	—	6,000,753
Selling expenses	(3,882,690)	(125,412)	(551,520)	(38,959)	—	(7,528)	3,882,690	—	(723,419)
General and administrative expenses	(1,788,180)	(502,048)	(269,810)	(472,739)	(6,499)	(321,261)	1,788,180	—	(1,572,357)
Other income (expenses), net	717,792	25,569	23,414	(69,017)	21,017	381,617	(717,792)	—	382,600
Interest in earnings of associates	(43,534)	—	—	12,857	—	2,195,679	43,534	(2,078,311)	130,225
Interest in earnings of joint ventures	—	—	—	—	—	4,590,631	—	—	4,590,631
Finance results, net	(1,967,124)	(289,616)	(63,797)	(1,359,940)	3,199	(847,403)	1,967,124	—	(2,557,557)
Finance expense	(1,606,724)	(900,783)	(61,870)	(705,623)	(51)	(859,179)	1,606,724	—	(2,527,506)
Finance income	580,266	703,204	58,071	399,134	3,250	94,782	(580,266)	—	1,258,441
Foreign exchange, net	(1,076,722)	(60,953)	(66,118)	(489,952)	—	(482,513)	1,076,722	—	(1,099,536)
Derivatives	136,056	(31,084)	6,120	(563,499)	—	399,507	(136,056)	—	(188,956)
Income taxes	(1,350,252)	59,360	(147,138)	(4,053)	(4,215)	541,630	1,350,252	—	445,584
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Profit (loss) attributable to:
Owners of the Company	3,379,014	1,650,725	205,139	150,539	22,502	6,361,546	(3,379,014)	(2,078,311)	6,312,140
Non-controlling interests	(13,306)	91,912	89,824	5,202	22,502	174,880	13,306	—	384,320
	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Other select data
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817
Additions to PP&E, intangible
and contract asset	5,282,100	1,269,886	42,536	3,453,407	278	8,732	(5,282,100)	—	4,774,839
Reconciliation of EBITDA
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Income taxes	1,350,252	(59,360)	147,138	4,053	4,215	(541,630)	(1,350,252)	—	(445,584)
Finance results, net	1,967,124	289,616	63,797	1,359,940	(3,199)	847,403	(1,967,124)	—	2,557,557
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817

(i)       Domestic markets: sales within the country where each entity is located; external markets: sales export.

	December 31, 2020 (Restated)
	Reported Segments				Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
								Consolidated
Statement of profit or loss
Gross sales	127,832,718	12,024,615	5,588,754	7,349,804	880	(127,832,718)	(37,887)	24,926,166
Domestic market(i)	117,788,563	12,024,615	5,117,770	6,978,624	880	(117,788,563)	(37,887)	24,084,002
External market(i)	10,044,155	—	470,984	371,180	—	(10,044,155)	—	842,164
Net sales	118,049,722	9,093,170	4,415,575	6,966,159	818	(118,049,722)	(37,887)	20,437,835
Cost of sales	(110,800,498)	(6,932,288)	(3,380,304)	(4,721,507)	(3,611)	110,800,498	37,887	(14,999,823)
Gross profit	7,249,224	2,160,882	1,035,271	2,244,652	(2,793)	(7,249,224)	—	5,438,012
Selling expenses	(3,264,756)	(156,892)	(471,829)	(30,670)	(2,516)	3,264,756	—	(661,907)
General and administrative expenses	(1,263,733)	(376,615)	(229,672)	(411,336)	(572,196)	1,263,733	—	(1,589,819)
Other income (expenses), net	554,126	56,176	34,876	128,388	(42,571)	(554,126)	—	176,869
Interest in earnings of associates	(88,323)	—	—	13,087	1,746,969	88,323	(1,731,255)	28,801
Interest in earnings of joint ventures	(87,567)	—	—	—	583,001	87,567	—	583,001
Finance results, net	(1,431,267)	(282,773)	(129,342)	(1,503,221)	(68,660)	1,431,267	—	(1,983,996)
Finance expense	(2,345,771)	(374,252)	(30,910)	(2,920,241)	(1,402,158)	2,345,771	—	(4,727,561)
Finance income	690,678	72,500	20,086	177,206	137,918	(690,678)	—	407,710
Foreign exchange, net	(3,821,462)	(150,227)	(161,636)	(1,577,342)	(1,369,451)	3,821,462	—	(3,258,656)
Derivatives	4,045,288	169,206	43,118	2,817,156	2,565,031	(4,045,288)	—	5,594,511
Income taxes	(537,004)	(460,312)	(87,941)	(169,990)	215,576	537,004	—	(502,667)
Profit for the year	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Profit attributable to:
Owners of the Company	1,081,176	923,420	104,570	43,602	1,519,145	(1,081,176)	(1,731,255)	859,482
Non-controlling interests	49,524	17,046	46,793	227,308	337,665	(49,524)	—	628,812
	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Other select data
Depreciation and amortization	5,059,239	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	8,158,210	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811
Additions to PP&E, intangible
and contract asset	3,159,415	1,006,881	29,658	2,979,213	18,936	(3,159,415)	—	4,034,688
Reconciliation of EBITDA
Profit for the year	1,130,700	940,466	151,363	270,910	1,856,810	(1,130,700)	(1,731,255)	1,488,294
Income taxes	537,004	460,312	87,941	169,990	(215,576)	(537,004)	—	502,667
Finance results, net	1,431,267	282,773	129,342	1,503,221	68,660	(1,431,267)	—	1,983,996
Depreciation and amortization	5,059,239	500,714	108,687	1,715,527	15,926	(5,059,239)	—	2,340,854
EBITDA	8,158,210	2,184,265	477,333	3,659,648	1,725,820	(8,158,210)	(1,731,255)	6,315,811

(i)       Domestic markets: sales within the country where each entity is located; external markets: sales export.

	December 31, 2019 (Restated)
	Reported segments				Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination	Consolidated
Statement of profit or loss
Gross sales	140,230,052	12,007,634	5,072,163	7,473,730	106	(140,230,052)	(37,047)	24,516,586
Domestic market(i)	132,455,731	12,007,634	4,948,678	7,232,158	106	(132,455,731)	(37,047)	24,151,529
External market(i)	7,774,321	—	123,485	241,572	—	(7,774,321)	—	365,057
Net sales	129,349,463	9,514,222	4,046,296	7,087,840	98	(129,349,463)	(37,047)	20,611,409
Cost of sales	(122,429,335)	(6,859,090)	(3,185,745)	(4,608,781)	(416)	122,429,335	37,047	(14,616,985)
Gross profit	6,920,128	2,655,132	860,551	2,479,059	(318)	(6,920,128)	—	5,994,424
Selling expenses	(3,069,304)	(157,740)	(492,482)	(6,983)	(8,909)	3,069,304	—	(666.114)
General and administrative expenses	(1,232,666)	(404,441)	(173,212)	(364,555)	(293,854)	1,232,666	—	(1,236,062)
Other income (expenses), net	2,021,001	(31,534)	31,806	(24,084)	428,498	(2,021,001)	—	404,686
Interest in earnings of associates	115,168	—	439	21,876	2,822,914	(115,168)	(2,843,998)	1,231
Interest in earnings of joint ventures	(7,206)	—	—	—	1,131,406	7,206	—	1,131,406
Finance results, net	(1,296,237)	(180,381)	(96,794)	(1,197,817)	(492,631)	1,296,237	—	(1,967,623)
Finance expense	(2,180,426)	(495,958)	(38,514)	(1,871,221)	(1,284,885)	2,180,426	—	(3,690,578)
Finance income	767,336	315,634	22,385	202,875	433,710	(767,336)	—	974,604
Foreign exchange, net	(571,377)	(27,518)	(92,989)	(205,839)	(200,600)	571,377	—	(526,946)
Derivatives	688,230	27,461	12,324	676,368	559,144	(688,230)	—	1,275,297
Income taxes	(923,156)	(588,389)	(55,206)	(129,247)	(6,754)	923,156	—	(779,596)
Profit from continuing operations	2,527,728	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Profit from discontinued
operation, net of tax	—	—	—	—	11,021	—	—	11,021
Profit for the year	2,527,728	1,292,647	75,102	778,249	3,591,373	(2,527,728)	(2,843,998)	2,893,373
Profit attributable to:
Owners of the Company	2,399,076	1,255,369	72,971	157,216	3,586,632	(2,399,076)	(3,755,847)	1,316,341
Non-controlling interests	128,652	37,278	2,131	621,033	4,741	(128,652)	911,849	1,577,032
	2,527,728	1,292,647	75,102	778,249	3,591,373	(2,527,728)	(2,843,998)	2,893,373
Other select data
Depreciation and amortization	3,625,854	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877
EBITDA	8,372,975	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448
Additions to PP&E, intangible
and contract asset	3,586,261	775,769	32,854	1,943,063	11,251	(3,586,261)	—	2,762,937
Reconciliation of EBITDA
Profit for the year	2,527,728	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Income taxes	923,156	588,389	55,206	129,247	6,754	(923,156)	—	779,596
Finance results, net	1,296,237	180,381	96,794	1,197,817	492,631	(1,296,237)	—	1,967,623
Depreciation and amortization	3,625,854	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877
EBITDA	8,372,975	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448

(i)       Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2021
	Reported segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Investments	Cosan Corporate	Deconsolidated effects	Segment elimination	Consolidated
Statement of financial position
Assets	110,136,182	19,982,611	4,850,344	48,174,556	4,484,805	35,054,649	(110,136,182)	(14,704,942)	97,842,023
Cash and cash equivalents	5,034,788	3,562,358	1,059,866	9,448,193	7,468	2,096,245	(5,034,788)	—	16,174,130
Marketable securities	154,052	1,876,006	129,390	1,425,897	46,094	910,620	(154,052)	—	4,388,007
Trade receivables	7,618,176	1,427,720	605,928	503,316	207,761	1,128	(7,618,176)	—	2,745,853
Derivative financial instruments	11,805,548	358,456	26,513	1,674,821	—	2,673,136	(11,805,548)	—	4,732,926
Inventories	14,297,068	129,554	790,825	228,923	—	2	(14,297,068)	—	1,149,304
Sector financial assets	—	558,310	—	—	—	—	—	—	558,310
Other financial assets	261,412	—	466	—	319,728	(1)	(261,412)	—	320,193
Other current assets	12,545,650	340,909	298,004	747,308	13,470	1,599,793	(12,545,650)	(668,152)	2,331,332
Other non-current assets	8,562,180	1,370,964	246,934	3,197,105	354	2,180,558	(8,562,180)	(240,673)	6,755,242
Investments in associates	—	—	—	57,844	—	14,518,340	—	(13,796,117)	780,067
Investments in joint ventures	1,317,720	—	—	—	—	10,936,663	(1,317,720)	—	10,936,663
Biological assets	3,106,744	—	—	—	—	—	(3,106,744)	—	—
Investment properties	—	—	—	—	3,886,696	—	—	—	3,886,696
Contract asset	2,941,390	684,970	21,011	1	—	—	(2,941,390)	—	705,982
Right-of-use assets	10,758,442	73,220	51,458	7,784,941	3,203	34,445	(10,758,442)	—	7,947,267
Property, plant and equipment	22,506,160	271,490	334,065	15,974,562	31	68,405	(22,506,160)	—	16,648,553
Intangible assets and goodwill	9,226,852	9,328,654	1,285,884	7,131,645	—	35,315	(9,226,852)	—	17,781,498
Liabilities	(84,736,772)	(13,609,495)	(2,564,187)	(33,156,493)	(246,599)	(20,305,063)	84,736,772	909,836	(68,972,001)
Loans, borrowings and debentures	(26,967,092)	(7,667,987)	(831,148)	(21,178,748)	—	(15,981,154)	26,967,092	—	(45,659,037)
Derivative financial instruments	(12,377,276)	(357,932)	—	(576,749)	—	(141,480)	12,377,276	—	(1,076,161)
Trade payables	(15,678,442)	(1,798,977)	(828,690)	(618,658)	(1,006)	(6,173)	15,678,442	—	(3,253,504)
Employee benefits payable	(788,948)	(104,404)	(132,158)	(255,963)	—	(60,466)	788,948	—	(552,991)
Sector financial liabilities	—	(1,372,283)	—	—	—	—	—	—	(1,372,283)
Other current liabilities	(9,591,918)	(472,592)	(349,967)	(1,384,611)	(48,739)	(1,384,091)	9,591,918	148,171	(3,491,829)
Leases	(10,685,524)	(63,752)	(53,436)	(3,106,883)	(3,253)	(40,358)	10,685,524	—	(3,267,682)
Other non-current liabilities	(8,647,572)	(1,771,568)	(368,788)	(6,034,881)	(193,601)	(2,691,341)	8,647,572	761,665	(10,298,514)
Total assets (net of liabilities) allocated by segment	25,399,410	6,373,116	2,286,157	15,018,063	4,238,206	14,749,587	(25,399,410)	(13,795,107)	28,870,022

Equity attributable to:
Owners of the Company	23,870,251	5,585,768	1,599,949	4,479,944	2,119,104	14,751,279	(23,870,251)	(13,795,107)	14,740,937
Non-controlling interests	1,529,159	787,348	686,208	10,538,119	2,119,102	(1,692)	(1,529,159)	—	14,129,085
Total shareholders’ equity	25,399,410	6,373,116	2,286,157	15,018,063	4,238,206	14,749,587	(25,399,410)	(13,795,107)	28,870,022

	December 31, 2020 (restated)
	Reported segments					Reconciliation
	Raízen	Gas and Power	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
								Consolidated
Statement of financial position
Assets	67,942,010	15,027,675	4,439,453	45,912,604	33,324,494	(67,942,010)	(14,990,661)	83,713,565
Cash and cash equivalents	3,422,828	1,899,533	936,345	7,778,612	3,028,428	(3,422,828)	—	13,642,918
Marketable securities	19,086	1,188,625	168,066	1,396,723	915,695	(19,086)	—	3,669,109
Trade receivables	4,265,294	1,121,612	483,227	428,492	110	(4,265,294)	—	2,033,441
Derivative financial instruments	6,064,604	517,181	28,463	3,988,524	3,606,532	(6,064,604)	—	8,140,700
Inventories	8,317,566	121,064	564,836	249,318	46	(8,317,566)	—	935,264
Sector financial assets	—	241,749	—	—	—	—	—	241,749
Other financial assets	160,600	—	69,126	—	—	(160,600)	—	69,126
Other current assets	5,761,106	276,139	146,166	685,659	1,938,096	(5,761,106)	(764,392)	2,281,668
Other non-current assets	5,225,978	169,905	398,796	2,613,480	1,566,428	(5,225,978)	(410,191)	4,338,418
Investments in associates	—	—	—	50,715	14,149,214	—	(13,816,078)	383,851
Investments in joint ventures	1,305,790	—	—	—	7,988,208	(1,305,790)	—	7,988,208
Biological assets	1,073,582	—	—	—	—	(1,073,582)	—	—
Contract asset	2,860,658	686,690	9,248	—	—	(2,860,658)	—	695,938
Right-of-use assets	5,210,366	19,865	39,550	7,823,401	33,414	(5,210,366)	—	7,916,230
Property, plant and equipment	18,165,518	15,326	327,535	13,646,248	79,397	(18,165,518)	—	14,068,506
Intangible assets and goodwill	6,089,034	8,769,986	1,268,095	7,251,432	18,926	(6,089,034)	—	17,308,439
Liabilities	(51,528,998)	(11,681,752)	(2,473,884)	(32,359,866)	(17,553,779)	51,528,998	1,174,583	(62,894,698)
Loans, borrowings and debentures	(24,557,518)	(7,043,909)	(802,938)	(21,656,908)	(12,745,705)	24,557,518	—	(42,249,460)
Derivative financial instruments	(3,088,300)	(286,018)	(348)	—	(159,695)	3,088,300	—	(446,061)
Trade payables	(9,311,282)	(1,182,111)	(688,139)	(754,546)	(5,258)	9,311,282	—	(2,630,054)
Employee benefits payable	(534,376)	(74,543)	(96,192)	(139,058)	(26,673)	534,376	—	(336,466)
Sector financial liabilities	—	(565,911)	—	—	—	—	—	(565,911)
Other current liabilities	(4,094,274)	(662,779)	(290,827)	(950,582)	(2,006,371)	4,094,274	204,366	(3,706,193)
Preferred shareholders payable in subsidiaries	—	—	—	—	(387,044)	—	—	(387,044)
Leases	(4,734,766)	(10,320)	(41,299)	(2,912,317)	(37,911)	4,734,766	—	(3,001,847)
Other non-current liabilities	(5,208,482)	(1,856,161)	(554,141)	(5,946,455)	(2,185,122)	5,208,482	970,217	(9,571,662)
Total assets (net of liabilities) allocated by segment	16,413,012	3,345,923	1,965,569	13,552,738	15,770,715	(16,413,012)	(13,816,078)	20,818,867
Equity attributable to:
Owners of the Company	16,129,497	3,288,315	1,367,157	2,150,052	12,270,637	(16,129,497)	(13,816,078)	5,260,083
Non-controlling interests	283,515	57,608	598,412	11,402,686	3,500,078	(283,515)	—	15,558,784
Total shareholders’ equity	16,413,012	3,345,923	1,965,569	13,552,738	15,770,715	(16,413,012)	(13,816,078)	20,818,867

5.1. Net sales to external customers by product/customer

	December 31, 2021	December 31, 2020 (restated)	December 31, 2019 (restated)

Reported segment
Raízen
Ethanol	27,464,271	19,625,060	20,286,705
Sugar	13,946,480	10,241,141	3,925,499
Gasoline	55,158,035	36,127,017	46,140,529
Diesel	71,828,092	46,967,219	51,522,023
Cogeneration	3,968,947	2,282,158	3,934,639
Other	7,288,547	2,807,127	3,540,068
Intercompany elimination(i)	(4,607,102)	—	—
	175,047,270	118,049,722	129,349,463
Gas and Power
Natural gas distribution
Industrial	7,386,258	5,030,738	6,045,600
Residential	1,610,286	1,381,597	1,295,107
Cogeneration	637,489	389,732	437,327
Automotive	364,664	220,130	350,637
Commercial	448,615	350,760	507,550
Construction revenue	1,020,176	885,630	813,341
Other	242,226	59,104	64,660
	11,709,714	8,317,691	9,514,222
Electricity trading	620,495	775,479	—
	12,330,209	9,093,170	9,514,222
Moove
Finished goods	5,088,102	3,891,551	3,786,636
Base oil	457,991	392,153	194,353
Services	566,364	131,871	65,307
	6,112,457	4,415,575	4,046,296
Logistics
North operations	5,479,583	5,270,436	5,313,757
South operations	1,624,084	1,409,872	1,478,314
Container operations	335,965	285,851	295,769
	7,439,632	6,966,159	7,087,840
Cosan Investments
Land leases	31,502	—	—
	31,502	—	—
Reconciliation
Cosan Corporate	8,292	818	98
Deconsolidated effects
and eliminations	(175,104,361)	(118,087,609)	(129,386,510)
Total	25,865,001	20,437,835	20,611,409

(i)	On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, therefore, the balances between the entities are presented net.

5.2. Information on geographical area

	Net sales			Non-current assets
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020

Brazil	22,529,634	18,100,012	18,522,108	12,551,261	12,577,376
Europe(i)	2,551,739	1,867,284	1,719,262	10,515	11,401
Latin America(ii)	632,235	360,798	184,981	6,320	24,684
North America	81,384	62,760	157,665	—	—
Asia and other	70,009	46,981	27,393	—	—
Total	25,865,001	20,437,835	20,611,409	12,568,096	12,613,461

Main countries:

(i)	England, France, Spain and Portugal; and
(ii)	Argentina, Bolívia, Uruguay and Paraguay.

5.3. Major Customers

The majority of the cargo Rumo transports and port elevation is for the agricultural commodities industry, especially corn, sugar, soy and derivatives thereof. Rumo’s major clients are export companies participating in this market. This participation corresponds approximately to the following amounts of net revenue from Rumo's six largest customer in each year: R$2,916,247 in 2021, R$2,939,945 in 2020 and R$773,286 in 2019.